Note 41 - Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Values of Financial Instruments Abstract
Table of Assets and Liabilities Measured at Fair Value
	Accounting balance	Total Fair value	Level 1 Fair value	Level 2 Fair value
Financial assets
Financial assets at fair value through profit or loss - Debt securities	7,508,099	7,508,099	54,011	7,454,088
Derivatives	591,418	591,418	-	591,418
Financial assets at fair value through profit or loss - Equity instruments	528,026	528,026	528,026	-
Financial assets at fair value through other comprehensive income - Debt securities	24,821,610	24,821,610	100,166	24,721,444
Financial assets at fair value through other comprehensive income - Equity instruments	13,926	13,926	13,226	700
Financial liabilities
Trading liabilities	692,270	692,270	162,696	529,574
Derivatives	1,377,259	1,377,259	-	1,377,259

	Accounting balance	Total Fair value	Level 1 Fair value	Level 2 Fair value
Financial assets
Financial assets at fair value through profit or loss - Debt securities	8,588,127	8,588,127	6,277,865	2,310,262
Derivatives	210,756	210,756	-	210,756
Financial assets at fair value through profit or loss - Equity instruments	695,664	695,664	695,664	-
Financial assets at fair value through other comprehensive income - Equity instruments	18,244	18,244	17,567	677
Financial assets at fair value through other comprehensive income - Debt securities	25,207,899	25,207,899	16,203,297	9,004,602
Financial liabilities
Derivatives	339,253	339,253	-	339,253

	Accounting balance	Total Fair value	Level 1 Fair value	Level 2 Fair value
Financial assets
Financial assets at fair value through profit or loss - Debt securities	6,764,936	6,764,936	2,359,335	4,405,601
Derivatives	98,987	98,987	-	98,987
Financial assets at fair value through profit or loss - Equity instruments	407,664	407,664	407,664	-
Financial assets at fair value through other comprehensive income - Equity instruments	18,156	18,156	-	18,156
Financial assets at fair value through other comprehensive income - Debt Securities	17,214,820	17,214,820	1,197,145	16,017,675
Financial liabilities
Derivatives	107,430	107,430	-	107,430

Table of Transfers Between Hierarchy Levels from Level 1 to Level 2
December 31, 2018
Argentine Bond in Pesos due 2038	1,615

Table of Assets and Liabilities Not Measured at Fair Value
	Accounting balance	Total Fair value	Level 2 Fair value
Financial assets
Cash and cash equivalents	99,105,461	(1)	-
Reverse repurchase agreements	12,719,131	(1)	-
Other financial assets	9,237,235	(1)	-
Loans and advances	181,584,755	176,801,211	176,801,211
Financial assets pledged as collateral	3,625,263	(1)	-
Financial liabilities
Deposits	259,509,061	256,910,027	256,910,027
Repurchase agreements	14,321	(1)	-
Other financial liabilities	28,189,392	(1)	-
Bank loans	5,527,525	(1)	-
Debt securities issued	2,473,690	2,412,051	2,412,051

(1). The Bank does not report the fair value as it considers it to be similar to its accounting value.

	Accounting balance	Total Fair value	Level 2 Fair value
Financial assets
Cash and cash equivalents	88,746,425	(1)	-
Reverse repurchase agreements	107,461	(1)	-
Other financial assets	1,234,350	(1)	-
Loans and advances	146,023,786	141,010,700	141,010,700
Financial assets pledged as collateral	3,751,799	(1)	-
Financial liabilities
Deposits	211,175,430	210,424,310	210,424,310
Repurchase agreements	249,000	(1)	-
Other financial liabilities	14,345,272	(1)	-
Bank loans	1,299,147	(1)	-
Debt securities issued	3,291,323	3,313,382	3,313,382

(1) The Bank does not report the fair value as it considers it to be similar to its accounting value.

	Accounting balance	Total Fair value	Level 2 Fair value
Financial assets
Cash and cash equivalents	56,453,684	(1)	-
Reverse repurchase agreements	9,345,877	(1)	-
Other financial assets	3,414,951	(1)	-
Loans and advances	189,015,258	229,463,444	229,463,444
Financial assets pledged as collateral	3,626,742	(1)	-
Financial liabilities
Deposits	227,277,754	226,964,133	226,964,133
Repurchase agreements	421,395	(1)	-
Other financial liabilities	20,673,857	(1)	-
Bank loans	1,020,668	(1)	-
Debt securities issued	3,030,411	3,034,840	3,034,840

(1) The Bank does not report the fair value as it considers it to be similar to its accounting value.